Fair Value Measurements - Schedule of Investment Assets at Fair Value (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 279,545,074	$ 250,951,897
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	279,221,771	250,708,035
Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	323,303	243,862
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	279,545,074	250,951,897
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	279,221,771	250,708,035
Level 1 | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	323,303	243,862
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Parent Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0